Principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements have been prepared in accordance with the US GAAP. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of estimates
(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Company believes that revenue recognition, consolidation of VIE, determination of share-based compensation, measurement of redemption value of redeemable preferred shares and impairment assessment of long-lived assets and intangible assets that reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation
(c)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and a VIE’s subsidiary for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, its VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. OptAim WFOE and ultimately the Company hold all the variable interests of the VIE and its subsidiary, and has been determined to be the primary beneficiary of the VIE.

Foreign currency translation
(d)	Foreign currency translation

The reporting currency of the Company is the United States dollars (“US$”). The Company is a holding company engaged in capital raising and financing activities denominated in US$. As such, the Company’s functional currency has been determined to be the US$. The functional currency of the Company’s subsidiaries is the local currency of the country in which they are domiciled.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange existing at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing at the transaction date. Transaction gains and losses are recognized in “Other losses, net”. Assets and liabilities denominated in foreign currencies are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders’ deficit/equity and comprehensive loss.

Fair value of financial instruments
(e)	Fair value of financial instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Fair value measurements are based on a fair value hierarchy, based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Observable inputs are based on market data obtained from independent sources. At December 31, 2016 and 2017 the Company’s derivative liabilities are measured using unobservable inputs that require a high level of judgment to determine fair value, and thus classified as Level 3 (Note 3(c)).

The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, prepayment and other current assets, accounts payable, accrued liabilities and other current liabilities, deferred revenue and amounts due to a related party, approximate to their fair value due to the short-term nature of these instruments. Based on the borrowing rates currently available to the Group for debt with similar terms, the carrying value of the short-term loan approximates to its fair value (using Level 2 inputs).

Certain assets, including intangible assets, are also subject to measurement at fair value on a non-recurring basis if they are deemed to be impaired as a result of an impairment review. For the years ended December 31, 2015, 2016 and 2017, no impairments were recorded on those assets required to be measured at fair value on a non-recurring basis.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Time deposit
(g)	Time deposit

Time deposit represents demand deposit placed with a bank with an original maturity of more than three months but less than one year. Interest income is recognized using the effective interest method in the consolidated statements of comprehensive loss during the periods. Time deposit is valued based on the prevailing interest rates in the market.

Restricted Cash
(h)	Restricted Cash

Restricted cash represented bank deposits in accounts that are restricted as to withdrawal or usage. For restriction which is expected to be released within one year of the balance sheet date, the respective restricted cash balance is classified as current. As of December 31, 2016, the Group’s restricted cash represents balance held in restricted bank accounts as required by certain loan agreement. As of December 31, 2017, the Group did not have any restricted cash.

Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and based on factors listed in the following paragraph. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts on an individual basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

Rebates receivable
(j)	Rebates receivable

Rebates receivable represent sales rebates that have already been earned but not received from third party publishers. The Company earns its rebates from purchasing advertising spaces from these website publishers.

Equity method investment
(k)	Equity method investment

The Group holds investments in privately held companies. The Group accounts for these investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method of accounting. The Group assesses its equity method investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary.

As noted in Note 1 to the consolidated financial statements, the Company accelerated the purchase of up to 57.1% equity interests in Buzzinate by exercising the option in February 2015 and at the same time purchased the remaining 42.9% equity interest. Prior to the acquisition, the equity interest held in Buzzinate was accounted for using the equity method. When Buzzinate became a wholly-owned subsidiary of the Company, and accordingly the previously held interest was remeasured at fair value with the revaluation gain was recorded in “other gains/(losses), net”. Furthermore, as of December 31, 2016 and 2017, there was no equity method investment.

Property and equipment, net
(l)	Property and equipment, net

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 - 5 years
Furniture and fixtures	2 - 5 years
Office equipment	3 - 5 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Business combinations
(m)	Business combinations

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. The Group allocates the purchase price of the acquisition to the tangible assets, liabilities, and identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition related costs are expensed as incurred.

Intangible assets, net
(n)	Intangible assets, net

Intangible assets mainly consist of computer software licenses purchased from external parties and computer software and systems acquired through the acquisition of OptAim and Buzzinate, respectively. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Finite lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Computer software and systems                         2 - 5 years

Impairment of long-lived assets and intangible assets
(o)	Impairment of long-lived assets and intangible assets

For other long-lived assets including property and equipment and amortizable intangible assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Goodwill
(p)	Goodwill
Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business.
Impairment of goodwill
(q)	Impairment of goodwill

Impairment of goodwill assessment is performed on at least an annual basis on December 31 or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. According to ASC 350-20-35, an entity may assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Group, however, selects proceed directly to perform a two-step goodwill impairment test. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in adjusting the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The judgment in estimating the fair value of a reporting unit includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the fair value of a reporting unit. No goodwill impairment losses were recognized for the years ended December 31, 2015, 2016 and 2017.

Deferred revenue
(r)	Deferred revenue

The Group receives prepayments for services in advance of service performance from certain customers. The amounts received in advance are recorded as deferred revenue and recognized as revenue in the period which the corresponding services are performed.

Derivative financial instruments
(s)	Derivative financial instruments

ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”) requires every derivative financial instrument (including certain derivative financial instruments embedded in other contracts) to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in earnings unless specific hedge accounting criteria are met.

Revenue recognition and cost of revenues
(t)	Revenue recognition and cost of revenues

The Group’s services are the provisions of online marketing services. The Group utilizes a combination of pricing models and revenue is recognized when the related services are delivered based on the specific terms of the contract, which are commonly based on (i) agreed incentive to be earned for being a sales agent of a publisher, (ii) cost-plus or (iii) specified actions (i.e. cost per impression (“CPM”), cost per click (“CPC”), cost per action (“CPA”), cost per sale (“CPS”), cost per lead (“CPL”) or return on investment (“ROI”)) and related campaign budgets, depending on the customers’ preferences and their campaigns launched.

The Group recognizes revenue when four basic criteria are met: (1) persuasive evidence of an arrangement with the customer exists reflecting the terms and conditions under which the services will be provided; (2) services have been provided or delivery has occurred; (3) the fee is fixed or determinable; and (4) collection is reasonably assured. Collectability is assessed based on a number of factors, including the creditworthiness of a customer, the size and nature of a customer’s business and transaction history. Amounts collected in excess of revenue recognized are included as deferred revenue.

Sales agent

In the arrangement with a particular publisher, the Group acts as a sales agent for this publisher by having marketing clients market with this publisher. In return, the Group earns incentives from this publisher based on contractually stipulated amounts once certain spending thresholds are achieved. The Group considers this particular publisher as our customer and record such incentives as net revenues. Incentives from this publisher are calculated on both a quarterly and an annual basis in accordance with the terms as set out in the arrangement.

Under the sales agent arrangement, the Group grant rebates to clients under this arrangement. The majority of the clients under our sales agent arrangement are not our customers under either the cost-plus arrangement or specified action arrangement. The Group record rebates granted to clients under the sales agent arrangement as cost of revenues as (i) the Group consider these rebates are for an identifiable benefit that is separable from the clients’ purchase of our services and (ii) the Group is able to reasonably estimate the fair value of the benefit received from granting these rebates.

Cost-plus

For cost-plus advertisement campaigns, sales are valued at the fair value of the amount received. Discounts granted to clients under cost-plus marketing campaigns, along with free or extended marketing campaigns, are recorded as a deduction from revenue. In the normal course of business, the Group acts as an intermediary in executing transactions with third parties, specifically, the Group is not the principal in executing these transactions as the Group is acting on behalf of the website publishers. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Group is acting as the principal or an agent in the transactions. In determining whether the Group acts as the principal or an agent, the Group follows the accounting guidance for principal-agent considerations. The determination of whether the Group acts as a principal or an agent in a transaction involves judgment and is based on an evaluation of the terms of each arrangement. While none of the factors individually are considered presumptive or determinative, because the Group is facilitating the customers and the publishers to purchase and to sell advertising inventory and the pricing is generally restricted by the costs incurred through purchasing the advertising inventory, the Group concludes that it is not the principal in these arrangements and therefore report revenue earned and costs incurred related to these transaction on a net basis.

Specified actions

The Group also generates revenue from performing specified actions (i.e. a CPM, CPC, CPA, CPS, CPL or ROI basis). Revenue is recognized on a CPM or CPC basis as impressions or clicks are delivered while revenue on a CPA, CPS, CPL or ROI basis is recognized once agreed actions are performed. While none of the factors individually are considered presumptive or determinative, because the Group is the primary obligor and are responsible for (1) identifying and contracting with third-party customers; (2) identifying website publishers to provide website spaces where the Group views the website publishers as suppliers; (3) establishing the selling prices of each of the CPM, CPC, CPA, CPS, CPL or ROI pricing model; (4) performing all billing and collection activities, including retaining credit risk; and (5) bearing sole responsibility for fulfillment of the marketing, the Group acts as the principal of these arrangements and therefore reports revenue earned and costs incurred related to these transactions on a gross basis.

Cost of revenues consists of the costs to purchase space for the online marketing operations, amortization expenses related to the Group’s computer software and systems, salaries and benefits of relevant operations and support personnel and depreciation of relevant property and equipment depreciation. The Group becomes obligated to make payments related to website publishers in the period the marketing impressions and click-through occur. Such expenses are classified as cost of revenues in the consolidated statements of operations as incurred. Cost of revenues also includes rebates received from website publishers which are recorded as a deduction against the cost of revenues when the Group is acting as a principal in a transaction. Following recent reforms of PRC tax laws, business tax is gradually being replaced by VAT, which is recorded as a reduction of revenue. The Group’s PRC subsidiaries, OptAim VIE and its subsidiary are subjected to VAT at a rate of 6%.

Rebates
(u)	Rebates

Throughout the various services delivered to clients under the cost-plus and specified action arrangements, the Group earns rebates from publishers and grant rebates to clients. The rebates that the Group grants to clients under cost-plus/specified actions arrangement are recorded as deduction from revenue and are recorded based on the amount the customers would ultimately need to spend to earn the corresponding level of rebates. The Group is also able to reasonably estimate the spending the customers can ultimately achieve based on the historical spending patterns of the customers with similar arrangements. The rebates that the Group receives from publishers under the cost-plus and specified action arrangements are recorded as reduction of cost of revenue under the specified actions arrangement while under the cost-plus arrangement, they are recorded as revenue. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred. Furthermore, no rebates has been received from the publisher under the sales agent arrangement.

Prepaid media costs
(v)	Prepaid media costs

Prepaid media costs represent prepayments for online space paid by the Group to third party publishers of websites. Upon utilization, media costs are recognized in cost of revenues when the Group is determined as acting as the principal. However, when the Group is determined as acting as the agent, those costs are recognized as deduction to revenue by the Group. These prepayments are classified as current considering the corresponding online spaces are expected to be purchased and utilized within twelve months from the date of payments.

Research and development expenses
(w)	Research and development expenses

Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) rental expenses and (iii) depreciation of office premise and servers utilized by research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.

The Company accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. For the years ended December 31, 2016 and 2017, the Company has not capitalized any costs related to internal use software. The research and development expenses amounted to US$8,106, US$8,584 and US$5,778 during the years ended December 31, 2015, 2016 and 2017, respectively.

Sales and marketing expenses
(x)	Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) advertising and marketing expenses, and (ii) salary and welfare for sales and marketing personnel. Advertising expenses are recorded as sales and marketing expenses when incurred, and totaled US$1,764, US$1,246 and US$1,727 for the years ended December 31, 2015, 2016 and 2017, respectively.

General and administrative expenses
(y)	General and administrative expenses

General and administrative expenses consist primarily of (i) salary and welfare for general and administrative personnel, (ii) allowance for doubtful receivables, and (iii) professional service fees. The general and administrative expenses amounted to US$12,745, US$26,767 and US$12,983 during the years ended December 31, 2015, 2016 and 2017, respectively.

Operating leases
(z)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods. The Group had no capital leases for the years ended December 31, 2015, 2016 and 2017.

Employee social security and welfare benefits
(aa)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

The Group also makes payments to other defined contribution plans for employees employed by subsidiaries outside the PRC.

Income taxes
(ab)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its statements of operations and comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2015, 2016 and 2017. As of December 31, 2016 and 2017, the Group did not have any significant unrecognized uncertain tax positions.

Share-based compensation
(ac)	Share-based compensation

The Group accounts for share-based compensation expenses in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation, for share-based awards to employees. Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, selling and marketing expenses or research and development expenses, depending on the job functions of the grantees.

Option granted to employees

For the options granted to employees, the compensation expense is recognized using the graded-vesting attribution approach over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied.

Option modification

According to ASC 718, a change in any of the terms or conditions of equity based awards shall be accounted for as a modification of the award. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Company would recognize incremental compensation costs on the date of modification and for unvested options, the Company would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation costs and the remaining unrecognized compensation costs for the original award.

Option granted to non-employees

For share-based awards granted to non-employees, the Group accounts for the related share-based compensation expenses in accordance with ASC subtopic, 505-50 (“ASC 505-50”), Equity-Based Payments to Non-Employees. Under the provision of ASC 505-50, options of the Company issued to non-employees are measured based on fair value of the options which are determined by using the binomial option pricing model. These options are measured as of the earlier of the date at which either: (1) commitment for performance by the non-employee has been reached; or (2) the non-employee’s performance is complete.

Statutory reserves
(ad)	Statutory reserves

The Group’s subsidiaries, consolidated VIE and its subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group was not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

Related parties
(ae)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends
(af)	Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2015, 2016 and 2017, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Loss per share
(ag)	Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. Using the two class method, net loss is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible non-redeemable and redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of the stock options, using the treasury stock method.

Comprehensive loss
(ah)	Comprehensive loss

Comprehensive loss is defined as the change in shareholders’ deficit of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Comprehensive loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive losses of the Group include the foreign currency translation adjustments.

Segment reporting
(ai)	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment.

Recently issued accounting pronouncements
(aj)	Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”), issued ASU 2014-09—Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09 amends the guidance for revenue recognition to replace numerous industry-specific requirements and converges areas under the “Revenue from Contracts with Customers” topic with those of the International Financial Reporting Standards. The guidance implements a five-step process for customer contract revenue recognition that focuses on transfer of control, as opposed to transfer of risk and rewards. The amendment also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenues and cash flows from contracts with customers. Other major provisions include the capitalization and amortization of certain contract costs, ensuring the time value of money is considered in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. Entities can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption (“modified retrospective”). The guidance is effective for reporting periods beginning after December 15, 2017. Since its issuance, the FASB has amended several aspects of the new guidance including provisions that clarify the implementation guidance on principal versus agent considerations in the new revenue recognition standard. The amendments clarify how an entity should identify the unit of accounting (i.e., the specified good or service) for the principal versus agent evaluation and how it should apply the control principle to certain types of arrangements.

Management has completed an assessment to determine the impact on the Company’s consolidated financial statements by analyzing the Company’s primary revenue generating transaction types, and concluded that there was no impact on the Company’s results of operations as a result of adopting this standard, except for the reclassification of rebates granted to clients under the sales agent arrangement from cost of revenues to net against revenues. The amounts of such rebates included in cost of revenues for the years ended December 31, 2016 and 2017 were US$2,568 and US$2,236, respectively. Meanwhile, there will also be additional disclosure requirements upon the adoption of this standard. The Company will adopt this new standard on a modified retrospective basis as of January 1, 2018.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. The new guidance requires entities to present all deferred tax assets and liabilities, along with any related valuation allowance, as non-currenton the balance sheet. The guidance is effective for public business entities for interim and annual periods beginning after December 15, 2016 (early adoption is permitted). The Company adopted ASU 2015-17 on January 1, 2017, and has applied this guidance retrospectively to all periods presented. Following the adoption of this guidance in 2017, US$1,067 of current deferred tax liabilities as of December 31, 2016 has been reclassified to non-current liabilities.

In February 2016, the FASB issued ASU 2016-02: Leases (Topic 842). The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. All leases create an asset and a liability for the lessee in accordance with FASB Concepts Statement No. 6, Elements of Financial Statements, and, therefore, recognition of those lease assets and lease liabilities represents an improvement over previous GAAP, which did not require lease assets and lease liabilities to be recognized for most leases. ASU 2016-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

On August 6, 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows — Classification of Certain Cash Receipts and Payments.” The ASU provides guidance on the classification of certain cash receipts and payments including debt prepayment or debt issuance costs and cash payments for contingent considerations. The ASU also provides clarification on the application of the predominance principle outlined in ASC 230. The effective date for public entities will be annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company will adopt this new standard on a retrospective basis as of January 1, 2018. The Company has assessed each of the eight specific presentation issues and the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory (Topic 740). This standard will require entities to recognize the income tax consequences of intra-entity transfers of assets other than inventory at the time of transfer. This standard requires a modified retrospective approach to adoption. ASU 2016-16 is effective for fiscal years and interim periods within those years beginning after December 31, 2018. The Company does not expect ASU 2016-16 to have a material impact to the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which revises the definition of a business. To be considered a business, an acquisition would have to include an input and a substantive process that together significantly contribute to the ability to create outputs. To be a business without outputs, there will now need to be an organized workforce. ASU 2017-01 is effective for fiscal years and interim periods within those years beginning after December 15, 2017. The Company currently does not expect ASU 2017-01 to have a material impact to the Company’s consolidated financial statements, but will apply the guidance upon adoption to business acquisitions, disposals and segment changes, if any.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires entities to include restricted cash and restricted cash equivalents in the cash and cash equivalent balances in the statement of cash flows. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. Retrospective transition method is required. The Company currently presents changes in restricted cash and cash equivalents depending on the nature of the cash flow within the consolidated statement of cash flows. The new guidance will not impact financial results, but will result in a change in the presentation of restricted cash and cash equivalents within the consolidated statement of cash flows. The Company currently plans to adopt this guidance from January 1, 2018.

In January 2017, the FASB issued ASU 2017-04, “Intangibles — Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, the guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The ASU should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01—Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). ASU 2016-01 changes certain recognition, measurement, presentation, and disclosure requirements for financial instruments. The new guidance requires all equity investments, except those accounted for under the equity method of accounting or resulting in consolidation, to be measured at fair value with changes in fair value recognized in net income. The guidance also simplifies the impairment assessment for equity investments without readily determinable fair values, amends the presentation requirements for changes in the fair value of financial liabilities, requires presentation of financial instruments by measurement category and form of financial asset, and eliminates the requirement to disclose the methods and significant assumptions used in estimating the fair value of financial instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2017, and early adoption is not permitted except for the amended presentation requirements for changes in the fair value of financial liabilities. The adoption of this new standard is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In June 2016, the FASB issued ASU 2016-13—Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which changes the accounting for recognizing impairments of financial assets. Under ASU 2016-13,credit losses for certain types of financial instruments will be estimated based on expected losses. The new guidance also modifies the impairment models for available-for-sale debt securities and for purchased financial assets with credit deterioration since their origination. The new guidance will be effective for the Company starting in the first quarter of fiscal 2021. Early adoption is permitted starting in the first quarter of fiscal 2020. The Company is currently assessing the impact this guidance will have on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09—Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”) to provide guidance about which changes to the terms and conditions of a share-based payment award require an entity to apply modification accounting. The guidance notes that an entity should account for the effects of a modification unless the fair value of the modified award is the same as the fair value of the original award immediately before the original award was modified and it did not change any of the inputs to the valuation technique used to value the award, the vesting conditions did not change, and the classification of the award as either equity or liability did not change. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, and will be applied prospectively to any transactions occurring within the period of adoption. Early adoption is permitted, including for interim or annual periods in which the financial statements have not been issued or made available for issuance. The adoption of this update is not expected to have material impact on the Company’s results of operations, financial position or cash flows.